SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 8:-	SEGMENT INFORMATION

a.
The Company had three reporting segments until the spin-off of Shagrir (see note 1), of which the RSA segment was related to Shagrir's operation. Following the spin-off the Company discontinues the operation of the RSA segment and now conducts its operations through two reporting segments. The following segment identification is identical to the segment used in the latest annual audited consolidated financial report.

b.	The following presents segment results of operations for the six months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$12,535	$30,502	$(3,965)	$39,072

Segments operating profit	$1,150	$3,471	$469	$5,090

Segments tangible and intangible assets	$8,943	$37,403	$2,104	$48,450

Depreciation and amortization	$67	$1,384	$-	$1,451

Expenditures for assets	$102	$1,010	$-	$1,112

c.	The following presents segment results of operations for the six months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$11,193	$23,685	$(3,838)	$31,040

Segments operating profit	$772	$2,351	$104	$3,227

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$166	$964	$-	$1,130

Expenditures for assets	$51	$1,078	$-	$1,129

d.	The following presents segment results of operations for the three months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$6,383	$15,576	$(1,918)	$20,041

Segments operating profit	$699	$1,798	$337	$2,834

Segments tangible and intangible assets	$8,943	$37,403	$2,104	$48,450

Depreciation and amortization	$34	$567	$-	$601

Expenditures for assets	$44	$300	$-	$344

e.	The following presents segment results of operations for the three months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$5,591	$12,248	$(1,625)	$16,214

Segments operating profit	$166	$1,438	$41	$1,645

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$83	$530	$-	$613

Expenditures for assets	$31	$476	$-	$507

f.	The following presents segment results of operations for the year ended December 31, 2016:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$22,707	$49,620	$(7,974)	$64,353

Segments operating profit	$1,660	$4,708	$(120)	$6,248

Segments tangible and intangible assets	$8,359	$35,392	$2,148	$45,899

Depreciation, amortization and impairment expenses	$321	$2,295	$-	$2,616

Expenditures for assets	$135	$2,264	$-	$2,399